Share based payments	6 Months Ended
Jun. 30, 2022
Share-based payments [Abstract]
Share based payments	Share based payments
From April 2022 the Company has issued all share options, performance share options, RSUs and PSUs to employees and non-employee members of the Board of Directors under the 2021 Equity Incentive Plan (“EIP”). All awards prior to that date were issued under the following legacy plans:

–Enterprise Management Incentive (“EMI”) Scheme
–Company Share Ownership Plan (“CSOP”)
–Unapproved Share Ownership Plan (“USOP”)

Total share-based remuneration expenses relating to share options, performance share options, RSUs, PSUs and the equity securities issued upon the acquisition of a subsidiary undertaking (as detailed in note 28 of the consolidated financial statements of the Group for the year ended December 31, 2021) amounted to £13,686,000 during the six months ended June 30, 2022 (six months ended June 30, 2021: £3,149,000).

Total share-based remuneration expenses for the three months ended June 30, 2022 amounted to £10,126,000 (three months ended June 30, 2021: £2,705,000).

The following table represents the share-based payment expense by award type for the three and six months ended June 30, 2022 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Share options	6,650	2,541	8,860	2,985
Performance share options	823	—	823	—
PSUs	137	—	137	—
RSUs	1,286	164	1,419	164
Clawback shares	1,230	—	2,447	—
	10,126	2,705	13,686	3,149
19.Share based payments (continued)

Share Options

Share options are granted to employees and non-executive directors of the Group. These options typically vest in tranches over four years, with the only vesting condition relating to continued employment by the Group. Information with respect to share options for the six months ending June 30, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	8,265,900	£0.02
Granted	2,489,891	£—
Exercised	(1,048,792)	£0.02
Forfeited	(80,118)	£0.02
Options held as at June 30, 2022	9,626,881	£0.02

Exercisable as at June 30, 2022	3,863,938	£0.02

A Black-Scholes model has been used to calculate the fair value of the share options as at the grant date, with the following weighted average values for the six months ended June 30, 2022:

Exercise price	£0.0005
Expected life	6.0 years
Expected volatility	91.0%
Risk-free rate	1.55%
Expected dividend rate	—
Fair value	£10.94
The fair value of the underlying ordinary shares is equal to closing share price at the grant date converted at the prevailing exchange rate at that date. The risk-free rate is determined by reference to the rate of interest obtainable from US Government Bonds over a period commensurate with the expect term of the options. Expected volatility has been derived as the weighted average volatility of comparator companies who have been listed for a period commensurate with the expected term prior to the grant date, and the expected life of the options has been set equal to the mid-point between the vesting date and the expiry date of the award in question.

Performance Share Options

Performance share options are granted to certain executive officers of the group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years. Information with respect to performance share options for the six months ending June 30, 2022 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	—	£—
Granted	877,704	£—
Options held as at June 30, 2022	877,704	£—

Exercisable as at June 30, 2022	—	£—
19.Share based payments (continued)

A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the six months ended June 30, 2022:

Exercise price	£0.0005
Expected life	2.6 years
Expected volatility	93.1%
Risk-free rate	2.60%
Expected dividend rate	—
Fair value	£9.33

The fair value of the underlying ordinary shares is equal to closing share price at the grant date converted at the prevailing exchange rate at that date. The risk-free rate is determined by reference to the rate of interest obtainable from US Government Bonds over a period commensurate with the expect term of the options. Expected volatility has been derived as the weighted average volatility of comparator companies who have been listed for a period commensurate with the expected term prior to the grant date, and the expected life of the options has been set equal to the mid-point between the vesting date and the expiry date of the award in question.

Performance Share Units

Performance share options are granted to certain executive officers of the group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years. Information with respect to performance share options for the six months ending June 30, 2022 is as follows:

Number of PSUs
PSUs held as at January 01, 2022	—
Granted	146,285
PSUs held as at June 30, 2022	146,285

A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the same model inputs as detailed for the performance share options above.

Restricted Share Units

The Group operates a RSU scheme, whereby certain employees and directors receive restricted share units held over ordinary shares in the Company. These units are non-transferable and subject to forfeiture for periods prescribed by the Company. These awards are valued at the market value of the underlying shares at the date of grant and are subsequently amortised over the periods during which the restrictions lapse, typically four years. The awards expire on the cessation of the participant’s employment with the Group. Information with respect to performance share options for the six months ending June 30, 2022 is as follows:

Number of RSUs
RSUs held as at 1 January 2022	931,500
Granted	641,867
Exercised	(750,429)
RSUs held as at 30 June 2022	822,938
19.Share based payments (continued)

Restricted Share Units (continued)

Of the RSUs held as at January 1, 2022, 600,000 had been issued as replacement options for EMI options cancelled during the year ended December 31, 2021. These 600,000 awards were exercised during the six months ended June 30, 2022 via a net settlement arrangement, with 374,887 shares issued and £2,283,000 paid by the Company in order to settle related employee tax obligations. The payment made has been recognised within retained earnings.
The weighted average grant date fair value per unit of the RSUs granted in the three and six months to June 30, 2022 was £10.32. The weighted average remaining contractual life of the awards granted was 9.0 years as at June 30, 2022.